Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2021
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 6 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Disaggregated revenues:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Revenues from licensing agreement (See note 5)	$14,000	$-	$-	$-
Revenues from the sales of goods	1,145	1,228	691	713
Revenues from rendering of services	46	204	-	110
Total revenues	$15,191	$1,432	$691	$823

b.	Revenues by geographic area were as follows:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
United states and Canada	$14,603	$1,334	$193	$789

Europe	588	98	498	34

Total	$15,191	$1,432	$691	$823

c.	Revenue recognized in the reporting period that was included in the deferred revenues balance at the beginning of the period is $207 and $164 for the six and three months period ended June 30, 2021 and $645 and $390 for the six and three months period ended June 30, 2020, respectively.

d.	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30,				Three months ended June 30,
	2021			2020	2021	2020

Customer A		$14,364		$469	$161	$273

Customer B	$	*	)	$-	$440	$-

Customer C	$	*	)	$849	$-	$500

*)	Less than 10%.